S000058960 [Member] Investment Objectives and Goals - Carillon Reams Core Plus Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF CARILLON REAMS CORE PLUS BOND FUND | 5.1.2026
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Carillon Reams Core Plus Bond Fund (“Core Plus Bond Fund” or the “fund”) seeks a high level of total return consistent with the preservation of capital.